CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Common share Balance CNY (¥) shares	Common share CNY (¥) shares	Common share USD ($) shares	Additional paid in capital Cumulative effect of change in accounting principle CNY (¥)	Additional paid in capital Balance CNY (¥)	Additional paid in capital CNY (¥)	Additional paid in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive (loss)/income Cumulative effect of change in accounting principle CNY (¥)	Accumulated other comprehensive (loss)/income Balance CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Accumulated other comprehensive (loss)/income USD ($)	(Accumulated deficits)/retained earnings Cumulative effect of change in accounting principle CNY (¥)	(Accumulated deficits)/retained earnings Balance CNY (¥)	(Accumulated deficits)/retained earnings CNY (¥)	(Accumulated deficits)/retained earnings USD ($)	Cumulative effect of change in accounting principle CNY (¥)	Balance CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at beginning of the year at Dec. 31, 2021	¥ 161	¥ 161		¥ (3,818,926)	¥ 91,521,893	¥ 95,340,819				¥ 136,096	¥ (2,383,804)	¥ (2,519,900)		¥ 1,366,506	¥ (16,340,027)	¥ (17,706,533)		¥ (2,316,324)	¥ 72,798,223	¥ 75,114,547
Balance at beginning (in shares) at Dec. 31, 2021 | shares	5,057,542,676	5,057,542,676	5,057,542,676
Changes in equity
Net Income (Loss)																31,538,062				31,538,062
Foreign currency translation difference												5,724,208								5,724,208
Net change in unrealized losses on available-for-sale debt securities												(18,166)								(18,166)
Shares issued to depository bank (in shares) | shares		220,805,720	220,805,720
Exercise of share-based awards		¥ 9				10,210														10,219
Exercise of share-based awards (in shares) | shares		241,135,744	241,135,744
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(241,135,744)	(241,135,744)
Share-based compensation						7,718,365														7,718,365
Appropriation to statutory reserves								¥ 5,000								(5,000)
Balance at end of the year at Dec. 31, 2022		¥ 170				99,250,468		5,000		¥ 5,706,042	¥ 3,322,238	3,322,238				15,193,035				117,770,911
Balance at end (in shares) at Dec. 31, 2022 | shares		5,278,348,396	5,278,348,396
Changes in equity
Net Income (Loss)																60,026,544				60,026,544
Foreign currency translation difference												1,332,984								1,332,984
Net change in unrealized losses on available-for-sale debt securities												68,538								68,538
Conversion of the convertible bonds into ordinary shares						955,647														955,647
Conversion of the convertible bonds into ordinary shares (in shares) | shares		12,642,752	12,642,752
Shares issued to depository bank (in shares) | shares		212,500,000	212,500,000
Exercise of share-based awards		¥ 7				8,182														8,189
Exercise of share-based awards (in shares) | shares		209,106,852	209,106,852
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(209,106,852)	(209,106,852)
Share-based compensation						7,078,794														7,078,794
Appropriation to statutory reserves								100,982								(100,982)
Balance at end of the year at Dec. 31, 2023		¥ 177				107,293,091		105,982				4,723,760				75,118,597				¥ 187,241,607
Balance at end (in shares) at Dec. 31, 2023 | shares		5,503,491,148	5,503,491,148																	5,503,491,148	5,503,491,148
Changes in equity
Net Income (Loss)																112,434,512				¥ 112,434,512	$ 15,403,464
Foreign currency translation difference												2,605,982								2,605,982
Net change in unrealized losses on available-for-sale debt securities												494,803								494,803	$ 67,788
Conversion of the convertible bonds into ordinary shares		¥ 1				651,392														¥ 651,393
Conversion of the convertible bonds into ordinary shares (in shares) | shares		8,594,700	8,594,700
Shares issued to depository bank (in shares) | shares		56,500,000	56,500,000																	542,455,720	542,455,720
Exercise of share-based awards		¥ 2				1,261														¥ 1,263
Exercise of share-based awards (in shares) | shares		55,964,908	55,964,908
Settlement of share-based compensation with shares held by depository bank (in shares) | shares		(55,964,908)	(55,964,908)
Share-based compensation						9,883,564														9,883,564
Appropriation to statutory reserves								131,698								(131,698)
Balance at end of the year at Dec. 31, 2024		¥ 180	$ 25			¥ 117,829,308	$ 16,142,549	¥ 237,680	$ 32,562			¥ 7,824,545	$ 1,071,958			¥ 187,421,411	$ 25,676,628			¥ 313,313,124	$ 42,923,722
Balance at end (in shares) at Dec. 31, 2024 | shares		5,568,585,848	5,568,585,848																	5,568,585,848	5,568,585,848